Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues
Automotive after-sales service	$ 98,813	$ 89,851
Insurance intermediation service	47,710	29,346
Technology service	12,855	5,531
Total revenues	159,378	124,728
Operating costs and expenses
Integrated service cost	(87,854)	(76,717)
Promotional service cost	(49,563)	(28,363)
Selling expenses	(12,793)	(6,802)
General and administrative expenses	(4,020)	(4,935)
Research and development expenses	(4,020)	(1,930)
Total operating costs and expenses	(158,250)	(118,747)
Operating profit/(loss)	1,128	5,981
Other expenses
Financial expenses, net	(1,915)	(1,756)
Investment income	323	249
Other income, net	2,450	3,139
Total other income, net	858	1,632
Income/(loss) before income tax expense	1,986	7,613
Income tax expense	(850)	(890)
Income/(Loss) from continuing operations, net of tax	1,136	6,723
Discontinued operations:
Net loss from the operations of the discontinued operations, net of tax		(1,031)
Net profit (Loss)	1,136	5,692
Net income/(loss) from continuing operations	1,136	6,723
Less: Net income/(loss) attributable to non-controlling interests of continuing operations	4,515	3,568
Net income/(loss) from continuing operations attributable to SunCar’s ordinary shareholders	(3,379)	3,155
Loss from discontinued operations, net of tax		(1,031)
Net loss	1,136	5,692
Foreign currency translation difference	(2,614)	(2,412)
Total other comprehensive income/(loss)	(2,614)	(2,412)
Total comprehensive loss	(1,478)	3,280
Less: total comprehensive income/(loss) attributable to non-controlling interest	2,068	800
Total comprehensive loss attributable to the AUTO SERVICES GROUP LIMITED’s shareholders	(3,546)	2,480
Less: Net loss attributable to non-controlling interests of discontinue operations		(1)
Net loss from discontinued operations attributable to SunCar’s ordinary shareholders		(1,030)
Net loss attributable to SunCar’s ordinary shareholders	$ (3,379)	$ 2,125
Net income (loss) per ordinary share from continuing operations:
Basic (in Dollars per share)	$ (0.04)	$ 0.04
Net loss per ordinary share from discontinued operations:
Basic (in Dollars per share)	0	(0.01)
Net income (loss) attributable to SunCar Technology Group Inc’s ordinary shareholders per ordinary share
Basic (in Dollars per share)	$ (0.04)	$ 0.03
Weighted average shares outstanding used in calculating basic and diluted income (loss) per share
Basic (in Shares)	81,374,609	80,000,000
Income/ (loss) from continuing operations before non-controlling interests	$ 1,136	$ 6,723